LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2024
Land Use Rights Net
LAND USE RIGHTS, NET

10. LAND USE RIGHTS, NET

Land use rights consisted of the following:

	December 31, 2024	December 31, 2023
	US$’000	US$’000

Land use right	149,019	153,204
Less: accumulated amortization	(29,383)	(27,055)
Land use right, net	119,636	126,149

As discussed in Note 17, the Company was unable to meet the conditions to apply for the government subsidies to repay the loans. As a result, Xiangyang Yazhi and Dezhou Yarui pledged land use rights with the carrying amount of US$13.68 million and US$14.81 million to its lenders as of December 31, 2024 and December 31, 2023, respectively.

FAW Jilin pledged its land use rights in July 2024 to secure the borrowings, and the carrying amount of land use right was US$29.30 million. The carrying amounts of land use rights pledged by FAW Jilin for loan were totally US$59.64 million and US$32.06 million as of December 31, 2024 and December 31, 2023, respectively.

Land use right of Shandong Baoya was frozen by court due to the legal loan dispute in December 2024. The carrying amount of the land use right that was frozen was US$25.64 million as of December 31, 2024.

Amortization expenses of land use rights were US$3.11 million, US$3.18 million and US$3.35 million for the years ended December 31, 2024, 2023 and 2022, respectively.